Income Taxes - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Unrecognized tax benefits from capital losses			0	0
Income tax expense	7	11	250	152	127
Income tax operating losses carried forward			339
Expiry year of losses carried forward			Beginning in 2015
Minimum tax credits			47
Expiry year of alternative minimum tax credits			Beginning in 2016
Investment tax credit			40
Expiry year of investment tax credits			Beginning in 2018
Track maintenance credits			16
Expiry year of track maintenance credits			Beginning in 2032
Total amount of accrued interest and penalties expensed			1	0	15
The total amount of accrued interest and penalties associated with unrecognized tax benefit			4	5	5
Minimum
Income Taxes [Line Items]
Loss expiry year of operating losses carried forward recognized as deferred tax asset			2029
Maximum
Income Taxes [Line Items]
Loss expiry year of operating losses carried forward recognized as deferred tax asset			2031